Reconciliation of Beginning and Ending Balance of Pension Plan Assets Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 7,811	$ 9,064
Actual gain on plan assets	851	285
Purchases and sales	(2,184)	(1,547)
Transfers in (out)	606	9
Ending Balance	7,084	7,811
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	196	189
Actual gain on plan assets	12	12
Purchases and sales	(13)	(14)
Transfers in (out)	(33)	9
Ending Balance	162	196
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	2,018	2,158
Actual gain on plan assets	81	84
Purchases and sales	(315)	(224)
Ending Balance	1,784	2,018
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	5,039	6,055
Actual gain on plan assets	674	146
Purchases and sales	(1,732)	(1,162)
Transfers in (out)	(39)
Ending Balance	3,942	5,039
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	558	662
Actual gain on plan assets	84	43
Purchases and sales	(124)	(147)
Transfers in (out)	678
Ending Balance	$ 1,196	$ 558